Shareholders' equity - Ordinary shares purchased on-market (Details) - Ordinary shares	12 Months Ended
Sep. 30, 2022 $ / shares shares
Ordinary shares purchased and sold on market
Number	3,796,868
Employee Share Plan (ESP)
Ordinary shares purchased and sold on market
Number	1,236,092
Average Price | $ / shares	$ 22.83
Restricted Share Plan (RSP)
Ordinary shares purchased and sold on market
Number	2,325,190
Average Price | $ / shares	$ 21.35
Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased and sold on market
Number	233,438
Average Price | $ / shares	$ 23.67
Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Ordinary shares purchased and sold on market
Number	2,148
Average Price | $ / shares	$ 23.85
Parent Entity
Ordinary shares purchased and sold on market
Number	3,796,868
Parent Entity | Employee Share Plan (ESP)
Ordinary shares purchased and sold on market
Number	1,236,092
Average Price | $ / shares	$ 22.83
Parent Entity | Restricted Share Plan (RSP)
Ordinary shares purchased and sold on market
Number	2,325,190
Average Price | $ / shares	$ 21.35
Parent Entity | Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased and sold on market
Number	233,438
Average Price | $ / shares	$ 23.67
Parent Entity | Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Ordinary shares purchased and sold on market
Number	2,148
Average Price | $ / shares	$ 23.85